As filed with the U.S. Securities and Exchange Commission on March 7, 2012

Securities Act File No. 333-178469

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITES ACT OF 1933

Pre Effective Amendment No.          

Post Effective Amendment No. 2        X

(Check appropriate box or boxes.)
__________________

GOLDMAN SACHS TRUST
(Exact Name of Registrant as Specified in Charter)
__________________

71 South Wacker Drive, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (312) 655-4400
__________________

Peter V. Bonanno, Esq.
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
(Name and Address of Agent for Service)

COPY TO:
Barry N. Hurwitz, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
__________________

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered:

Class A Shares and Institutional Shares of Goldman Sachs Rising Dividend Growth Fund

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective on March 7, 2012 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART C

Other Information

Item 15. Indemnification

Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (1)(a).

The Management Agreement provides that the Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. The Management Agreement is incorporated by reference as Exhibit (6).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated August 9, 2007 provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (7)(a) and (13)(d) respectively.

Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16. Exhibits

Unless otherwise noted, all referenced are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 33-17619 and 811-05349).

1	(a)
Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 14, 1997.

(b)
Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 16, 1997.

(c)
Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 16, 1997.

(d)
Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 13, 1998.

(e)
Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 13, 1998.

	(f)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997
(g)
Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 1, 1998.

(h)
Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 29, 1998.

(i)
Amendment No. 8 dated March 1, 1999 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 12, 1999.

(j)
Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 16, 1999.

(k)
Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 16, 1999.

(l)
Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 16, 1999.

(m)
Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 22, 1999.

(n)
Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 23, 2000.

(o)
Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 3, 2000.

(p)
Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 22, 2000.

(q)
Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 13, 2001.

(r)
Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 21, 2001.

(s)
Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 11, 2002.

(t)
Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 11, 2002.

(u)
Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 11, 2002.

(v)
Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 19, 2003.

(w)
Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 12, 2003.

(x)
Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 12, 2003.

(y)
Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”), SEC File No. 333-117561 as filed with the SEC on July 22, 2004.

(z)
Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 23, 2004.

(aa)
Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 23, 2004.

(bb)
Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 17, 2005.

(cc)
Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 7, 2005.

(dd)
Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 7, 2005.

(ee)
Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 7, 2005.

(ff)
Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 26, 2006.

(gg)
Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 29, 2005.

(hh)
Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 26, 2006.

(ii)
Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 26, 2006.

(jj)
Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 23, 2006.

(kk)
Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 18, 2006.

(ll)
Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 21, 2006.

(mm)
Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 21, 2006.

(nn)
Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 12, 2007.

(oo)
Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 12, 2007.

(pp)
Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 12, 2007.

(qq)
Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 12, 2007.

(rr)
Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 12, 2007.

(ss)
Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 14, 2007.

(tt)
Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 173 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 27, 2007.

(uu)
Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 173 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 27, 2007.

(vv)
Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 173 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 27, 2007.

(ww)
Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 18, 2008.

(xx)
Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 205 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2008.

(yy)
Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 27, 2008.

(zz)
Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 27, 2009.

(aaa)
Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 217 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 27, 2009.

(bbb)
Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 24, 2009.

(ccc)
Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 24, 2009.

(ddd)
Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 242 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 30, 2010.

(eee)
Amendment No. 56 dated May 20, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 30, 2010.

(fff)
Amendment No. 57 dated June 17, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 30, 2010.

(ggg)
Amendment No. 58 dated November 18, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 261 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 3, 2010.

(hhh)
Amendment No. 59 dated January 5, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 270 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 16, 2011.

(iii)
Amendment No. 60 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 270 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 16, 2011.

(jjj)
Amendment No. 61 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 270 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 16, 2011.

(kkk)
Amendment No. 62 dated June 16, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 285 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2011.

(lll)
Amendment No. 63 dated August 18, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 12, 2011.

(mmm)
Amendment No. 64 dated September 27, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 291 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 16, 2011.

(nnn)
Amendment No. 65 dated October 20, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 291 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 16, 2011.

(ooo)
Amendment No. 66 dated December 15, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 23, 2011.

(2)	(a)
Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 13, 2003.

(b)
Amendment No. 1 dated November 4, 2004 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 17, 2005.

(c)
Amendment No. 2 dated October 16, 2009 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 is incorporated herein by reference to Post-Effective Amendment No. 226 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 24, 2009.

(d)
Amendment No. 3 dated February 10, 2011 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 is incorporated herein by reference to Post-Effective Amendment No. 270 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 16, 2011.

(3)		Not Applicable
(4)
Agreement and Plan of Reorganization is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on January 13, 2012.

(5)
Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2)(c).

(6)	(a)
Management Agreement dated April 30, 1997 between the Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International, is incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 25, 1998.

(b)
Amended Annex A dated October 20, 2011 to the Management Agreement dated April 30, 1997. 1997 between the Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International, is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 12, 2011.

(c)
Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. and Dividend Assets Capital, LLC with respect to Goldman Sachs Rising Dividend Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on January 13, 2012.

(7)	(a)
Distribution Agreement dated April 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 12, 2003.

(b)
Amended Exhibit A dated February 16, 2012 to the Distribution Agreement dated April 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 313 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 28, 2012.

(8)		Not applicable.
(9)	(a)
Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 29, 1995.

(b)
Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 23, 2000.

(c)
Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990 is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 23, 2000.

(d)
Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991 is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 23, 2000.

(e)
Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 21, 2001.

(f)
Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 21, 2001.

(g)
Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 15, 2002.

(h)
Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 15, 2002.

(i)
Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 11, 2002.

(j)
Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 24, 2004.

(k)
Letter Amendment dated January 31, 2012 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Rising Dividend Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 311 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 27, 2012.

(10)	(a)
Class A Distribution and Service Plan amended and restated as of May 5, 2004 is incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 23, 2004.

(b)
Plan in Accordance with Rule 18f-3, amended and restated as of December 1, 2010 is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 29, 2010.

(11)
Opinion and Consent of Dechert LLP as to the legality of the securities is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on December 13, 2011.

(12)		Final Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders is filed herewith.
(13)	(a)
First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company is incorporated herein by reference to Post-Effective Amendment No. 222 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 28, 2009.

(b)
Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company is incorporated herein by reference to Post-Effective Amendment No. 222 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 28, 2009.

(c)
Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 29, 1995.

(d)
Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 10, 2007.

(e)
Amended and Restated Transfer Agency Agreement Fee Schedule dated February 10, 2011, to the Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. is incorporated herein by reference to Post-Effective Amendment No. 270 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 16, 2011.

(f)
Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 16, 1997.

(g)
Form of Retail Service Agreement on behalf of Goldman Sachs Trust — TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds is incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 28, 2008.

(h)
Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds is incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 28, 2008.

(i)
Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Class, Select Class, Preferred Class, Capital Class, Administration Class, Premier Class, Service Class, Resource Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Fund of Funds Portfolios is incorporated herein by reference to Post-Effective Amendment No. 252 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2010.

(j)
Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 19, 2007.

(k)
Code of Ethics — Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund dated April 23, 1997, as amended effective March 12, 2009 is incorporated herein by reference to Post-Effective Amendment No. 249 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 30, 2010.

(l)
Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC dated January 23, 1991, effective November 17, 2010 is incorporated herein by reference to Post-Effective Amendment No. 263 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 29, 2010.

(m)
Amended and Restated Transfer Agency Agreement Fee Schedule dated October 20, 2011, to the Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co., is incorporated herein by reference to Post-Effective Amendment No. 290 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 12, 2011.

(14)	(a)
Consent of Acquired Fund Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on January 13, 2012.

(b)
Consent of Acquiring Fund Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on January 13, 2012.

(15)		Not Applicable.
(16)		Powers of Attorney are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on December 13, 2011.
(17)	(a)	Form of Proxy Card is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on January 13, 2012.
(b)
Summary Prospectus dated July 6, 2011 and Prospectus and SAI of Rising Dividend Growth Fund dated February 1, 2011, as supplemented, are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on December 13, 2011.

(c)
Audited Financials of the Annual Report of Rising Dividend Growth Fund for the fiscal year September 30, 2011 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on December 13, 2011.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 7th day of March, 2012.

GOLDMAN SACHS TRUST, on behalf of its series:
Goldman Sachs Rising Dividend Growth Fund

By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
1James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	March 7, 2012

1George F. Travers George F. Travers	Principal Financial Officer and Senior Vice President	March 7, 2012

1Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	March 7, 2012

1Donald C. Burke Donald C. Burke	Trustee	March 7, 2012

1John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	March 7, 2012

1Diana M. Daniels Diana M. Daniels	Trustee	March 7, 2012

1Joseph P. LoRusso Joseph P. LoRusso	Trustee	March 7, 2012

1Jessica Palmer Jessica Palmer	Trustee	March 7, 2012

1Alan A. Shuch Alan A. Shuch	Trustee	March 7, 2012

1Richard P. Strubel Richard P. Strubel	Trustee	March 7, 2012

By:	/s/ Peter V. Bonanno Peter V. Bonanno,
Attorney-In-Fact

1	Pursuant to powers of attorney filed herewith.

Exhibit Index

(12)	Final Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders